SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Revenue	$ 86,006	$ 95,924
Net income attributable to shareholders	641	1,130
Total assets	490,424	490,095
Total liabilities	325,041	321,853
Non-controlling interest - preferred equity	230	230
The Corporation
Disclosure of subsidiaries [line items]
Revenue	3,432	2,787
Net income attributable to shareholders	641	1,130
Total assets	85,449	77,567
Total liabilities	39,472	31,790
Non-controlling interest - preferred equity	0	0
BFI
Disclosure of subsidiaries [line items]
Revenue	830	312
Net income attributable to shareholders	416	(27)
Total assets	11,640	10,813
Total liabilities	10,457	8,793
Non-controlling interest - preferred equity	0	0
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Revenue	100	24
Net income attributable to shareholders	60	(17)
Total assets	699	757
Total liabilities	693	752
Non-controlling interest - preferred equity	0	0
BFL
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0
Total liabilities	2	2
Non-controlling interest - preferred equity	0	0
Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0
Total liabilities	0	0
Non-controlling interest - preferred equity	0	0
Brookfield Finance Australia [Member]
Disclosure of subsidiaries [line items]
Revenue	0	0
Net income attributable to shareholders	0	0
Total assets	0	0
Total liabilities	0	0
Non-controlling interest - preferred equity	0	0
Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Revenue	15	15
Net income attributable to shareholders	15	15
Total assets	169	160
Total liabilities	1	1
Non-controlling interest - preferred equity	230	230
US LLC Issuer
Disclosure of subsidiaries [line items]
Revenue	45	24
Net income attributable to shareholders	(1)	0
Total assets	552	552
Total liabilities	550	549
Non-controlling interest - preferred equity	0	0
BIC
Disclosure of subsidiaries [line items]
Revenue	189	188
Net income attributable to shareholders	123	34
Total assets	3,907	4,165
Total liabilities	3,423	3,546
Non-controlling interest - preferred equity	0	0
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue	95,220	104,516
Net income attributable to shareholders	9,749	8,348
Total assets	557,003	561,498
Total liabilities	312,176	320,691
Non-controlling interest - preferred equity	0	0
Material reconciling items
Disclosure of subsidiaries [line items]
Revenue	(13,825)	(11,942)
Net income attributable to shareholders	(10,362)	(8,353)
Total assets	(168,995)	(165,417)
Total liabilities	(41,733)	(44,271)
Non-controlling interest - preferred equity	$ 0	$ 0